Goodwill and Intangible Assets - Additional Information (Details) $ / shares in Units, $ in Thousands, shares in Millions			1 Months Ended	3 Months Ended				6 Months Ended	12 Months Ended
	Oct. 29, 2019 $ / shares	Oct. 28, 2019 $ / shares	Dec. 31, 2019 $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 shares	Jun. 30, 2022 USD ($) item segment	Dec. 31, 2021 USD ($) segment item shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares
Intangible Assets [Line Items]
Number of operating segments | segment								1	1
Number of reporting units | item								7	7
Common stock issuance for acquisitions, investments, and assets (in shares) | shares									11.3		7.4
Asset impairment				$ 572				$ 653	$ 71,070	$ 33,230	$ 73,669
Asset impairment									13,900	20,500	66,800
Amortization expense relating to intangible assets				$ 1,700	$ 1,000				$ 5,500	$ 5,200	2,100
GTB Tokens
Intangible Assets [Line Items]
Common stock issuance for acquisitions, investments, and assets (in shares) | shares							8.3
Quote price of GTB (in dollars per share) | $ / shares	$ 1.84	$ 17.00	$ 0.23
Asset impairment						$ 61,100					$ 61,100